UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HEITMAN REAL ESTATE SECURITIES LLC
Address:  191 N. WACKER DRIVE
          SUITE 2500
          CHICAGO, IL 60606

13F File Number: 28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   NANCY B. LYNN
Title:  VICE PRESIDENT
Phone:  312-849-4150

Signature,                               Place,             and Date of Signing:


/s/ NANCY B. LYNN                        CHICAGO, IL              11/1/05
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  100

Form 13F Information Table Value Total:  2,897,500


List of Other Included Managers: N/A

Heitman Real Estate Securities LLC
FORM 13F
3Q05
30-Sep-05

                                         TITLE OF                        SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
            NAME OF ISSUER                CLASS      CUSIP      VALUE    PRN AMT PRN CALL  DSCRETN  MANAGERS  SOLE   SHARED   NONE
---------------------------------------  --------  ---------  ---------  ------- --- ----  -------  -------- ------  ------  -------
AMB Property Corp.                       COM       00163T109     36052    802943 SH         Sole              610623          192740
Alexandria Real Estate Equities Trust    COM       015271109     58599    708664 SH         Sole              475408          233612
American Financial Realty Trust          COM       02607P305      9828    692100 SH         Sole                   0          692100
Archstone Smith Trust                    COM       039583109     84935   2130297 SH         Sole             1605183          526228
Associated Estates Realty Corp           COM       045604105      5748    586500 SH         Sole                   0          586500
Avalonbay Communities, Inc.              COM       053484101     88743   1035506 SH         Sole              696358          339626
Bedford Property Investors Inc.          COM       076446301      7135    299300 SH         Sole                   0          299300
Biomed Realty Trust Inc                  COM       09063H107     43338   1747493 SH         Sole             1319239          429178
Boston Properties, Inc.                  COM       101121101    108800   1534556 SH         Sole             1114136          421240
Brookfield Properties Corp.              COM       112900105     92498   3138728 SH         Sole             2234580          905696
CBL & Associates Properties, Inc         COM       124830100     42791   1043926 SH         Sole              761692          282698
Camden Property Trust                    COM       133131102     68397   1226851 SH         Sole              926294          301204
Capital Automotive REIT                  COM       139733109      1911     49372 SH         Sole                 872           48500
Crescent Real Estate Equities Company    COM       225756105      7179    350000 SH         Sole                   0          350000
Digital Realty Trust Inc.                COM       253868103     51333   2851844 SH         Sole             1893439          959710
EastGroup Properties Inc.                COM       277276101     37485    856793 SH         Sole              648906          208299
Education Realty Trust, Inc.             COM       28140H104      5506    329700 SH         Sole                   0          329700
Equity Lifestyle Properties, Inc.        COM       29472R108     34864    774749 SH         Sole              447376          327671
Equity One, Inc.                         COM       294752100     29555   1271201 SH         Sole              950311          321555
Equity Residential                       COM       29476L107    144531   3818512 SH         Sole             2620204         1200176
First Industrial Realty Trust Inc.       COM       32054K103      8691    217000 SH         Sole                   0          217000
GMH Communities Trust                    COM       36188G102     47652   3248234 SH         Sole             1867617         1381899
General Growth Properties, Inc           COM       370021107    101403   2256921 SH         Sole             1523763          734216
Glenborough Realty Trust, Inc.           COM       37803P105     33204   1729367 SH         Sole              907742          822250
Glimcher Realty Trust                    COM       379302102     14379    587600 SH         Sole                   0          587600
HRPT Properties Trust                    COM       40426W101       373     30043 SH         Sole                  43           30000
Health Care REIT Inc.                    COM       42217K106      2930     79000 SH         Sole                   0           79000
Hersha Hospitality Trust                 COM       427825104      5810    585100 SH         Sole                   0          585100
Highland Hospitality Corp                COM       430141101     22851   2227149 SH         Sole             1655457          572784
Hilton Hotels Corp.                      COM       432848109     46243   2071800 SH         Sole             1685985          387130
Home Properties, Inc.                    COM       437306103     28867    735462 SH         Sole              454112          281675
Hospitality Properties Trust             COM       44106M102      1089     25400 SH         Sole                   0           25400
Host Marriott Corp.                      COM       44107P104     10721    634366 SH         Sole              240466          393900
Kilroy Realty Corp.                      COM       49427F108     19963    356290 SH         Sole              290838           65704
Kimco Realty Corporation                 COM       49446R109     82369   2621543 SH         Sole             1754817          867952
LaSalle Hotel Properties                 COM       517942108     57063   1656398 SH         Sole             1052308          604815
Liberty Property Trust                   COM       531172104     76888   1807440 SH         Sole             1258463          549854
Mack-Cali Realty Corporation             COM       554489104     62984   1401508 SH         Sole              845624          556483
Medical Properties Trust Inc.            COM       58463J304      1593    162600 SH         Sole               64100           98500
Mission West Properties Inc.             COM       605203108       547     54514 SH         Sole               54449             130
Nationwide Health Properties, Inc.       COM       638620104      5056    217000 SH         Sole               82100          134900
Omega Healthcare Investors, Inc.         COM       681936100      1313     94300 SH         Sole               94300               0
Orient-Express Hotels Ltd.               COM       G67743107      9436    332007 SH         Sole              302526           29727
Pan Pacific Retail Properties, Inc.      COM       69806L104     99856   1515269 SH         Sole             1046192          469873
Parkway Properties Inc.                  COM       70159Q104      1173     25000 SH         Sole               17200            7800
Plum Creek Timber Co Inc.                COM       729251108      8492    224000 SH         Sole               83600          140400
Public Storage, Inc.                     COM       74460D109    112642   1681226 SH         Sole             1263355          418752
Realty Income Corp                       COM       756109104     22321    933530 SH         Sole              689057          245136
Regency Centers Corp.                    COM       758849103     69809   1215132 SH         Sole              906243          309533
Senior Housing Properties Trust          COM       81721M109     13843    728600 SH         Sole                   0          728600
Simon Property Group, Inc.               COM       828806109    247855   3343973 SH         Sole             2302338         1043223
Sovran Self Storage, Inc.                COM       84610H108     38314    782718 SH         Sole              423248          359740
Spirit Finance Corp                      COM       848568309     56694   5039466 SH         Sole             2496228         2544876
Starwood Hotels & Resorts Worldwide,
  Inc.                                   COM       85590A203    107559   1881386 SH         Sole             1437713          444746
Sun Communities, Inc.                    COM       866674104     14506    442800 SH         Sole                   0          442800
Tanger Factory Outlet Centers, Inc.      COM       875465106     30660   1102476 SH         Sole              826490          276542
Trizec Properties Inc.                   COM       89687P107     24207   1049738 SH         Sole              791987          258302
Trustreet Properties Inc                 COM       898404108     14346    916700 SH         Sole                   0          916700
Ventas Inc.                              COM       92276F100     66132   2053793 SH         Sole             1192890          861706
Vornado Realty Trust                     COM       929042109    139912   1615243 SH         Sole             1100768          515250
Washington Real Estate Investment
  Trust                                  COM       939653101     24689    793594 SH         Sole              597273          196762
Weingarten Realty Investors              COM       948741103     53287   1407846 SH         Sole              909570          498907
Alexandria Real Estate EquitiesInc.
  Preferred Series C                     PFD       015271406      1184     45000 SH         Sole                   0           45000
Apartment Investment & Management
  Preferred Class U                      PFD       03748R820      5554    221900 SH         Sole                   0          221900
Apartment Investment & Management
  Preferred Class V                      PFD       03748R812      1156     45500 SH         Sole                   0           45500
Apartment Investment & Management
  Preferred Class T                      PFD       03748R838      3329    131600 SH         Sole                   0          131600
Apartment Investment & Management
  Preferred Class Y                      PFD       03748r796      8348    332600 SH         Sole                   0          332600
American Land Lease Inc Preferred
  Class A                                PFD       027118207      2931    117700 SH         Sole                   0          117700
Bedford Property Investors Inc.
  Preferred Series B                     PFD       076446608      5014    200400 SH         Sole                   0          200400
CBL & Associates Properties, Inc.
  Series D                               PFD       124830605      6990    276500 SH         Sole                   0          276500
Cedar Shopping Centers Preferred
  Seires A                               PFD       150602308      2725    104800 SH         Sole                   0          104800
Colonial Properties Trust Preferred
  Series D                               PFD       195872403       648     25000 SH         Sole                   0           25000
Colonial Properties Trust Preferred
  Series E                               PFD       195872601     10500    421000 SH         Sole                   0          421000
Cousins Properties Inc. Preferred
  Series A                               PFD       222795304      1300     50000 SH         Sole                   0           50000
Cousins Properties Inc. Preferred
  Series B                               PFD       222795403      1303     50500 SH         Sole                   0           50500
Capital Automotive REIT Preferred
  Series A                               PFD       139733117      3353    150349 SH         Sole                   0          150349
Digital Realty Trust Inc. Preferred
  Series A                               PFD       253868202      7001    265700 SH         Sole                   0          265700
Digital Realty Trust Inc. Preferred
  Series B                               PFD       253868301      1871     75000 SH         Sole                   0           75000
Entertainment Properties Trust
  Preferred Series B                     PFD       29380t303      6011    239000 SH         Sole                   0          239000
Glimcher Realty Trust Preferred
  Series F                               PFD       379302300      1840     71300 SH         Sole                   0           71300
Glimcher Realty Trust Preferred
  Series G                               PFD       379302409      8490    334400 SH         Sole                   0          334400
Health Care REIT Inc. Preferred
  Series F                               PFD       42217K403      4703    185900 SH         Sole                   0          185900
Health Care REIT Inc. Preferred
  Series D                               PFD       42217K304      1032     40000 SH         Sole                   0           40000
Hersha Hospitality Trust Preferred
  Series A                               PFD       427825203      2008     80000 SH         Sole                   0           80000
Highland Hospitality Corp. Preferred
  Series  A                              PFD       430141200      2750    110000 SH         Sole                   0          110000
Innkeepers USA Trust Preferred Series C  PFD       4576J0401      3520    134600 SH         Sole                   0          134600
Kilroy Realty Corp. Preferred Series F   PFD       49427F504      5399    212300 SH         Sole                   0          212300
LaSalle Hotel Properties Preferred
  Series B                               PFD       517942306       305     11800 SH         Sole                   0           11800
LTC Properties Inc. Preferred Series F   PFD       502175607      2837    110600 SH         Sole                   0          110600
Maguire Properties Inc. Preferred
  Series A                               PFD       559775200      6163    243100 SH         Sole                   0          243100
Mid-America Apartment Communities Inc.
  Preferred Series H                     PFD       59522J806      1973     75600 SH         Sole                   0           75600
Mills Corp. Preferred Series G           PFD       601148877     15420    600000 SH         Sole                   0          600000
Omega Healthcare Investors, Inc.
  Preferred Series D                     PFD       681936407       923     35600 SH         Sole                   0           35600
PS Business Parks Inc. Preferred
  Series M                               PFD       69360J784       300     12100 SH         Sole                   0           12100
PS Business Parks Inc. Preferred
  Series H                               PFD       69360J875      1615     65000 SH         Sole                   0           65000
SL Green Realty Corp. Preferred
  Series D                               PFD       78440X408      1238     48100 SH         Sole                   0           48100
Sunstone Hotel Investors Inc. Preferred
  Series A                               PFD       867892200      8535    334700 SH         Sole                   0          334700
Taubman Centers Inc Preferred Series G   PFD       876664301      5741    220800 SH         Sole                   0          220800
Taubman Centers Inc Preferred Series H   PFD       876664400      3175    125000 SH         Sole                   0          125000
Winston Hotels Inc. Preferred Series B   PFD       97563A300      3366    134600 SH         Sole                   0          134600
REPORT SUMMARY                              100 DATA RECORDS   2897500    0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED